Earnings (Loss) Per Share (Details) - Schedule of Weighted Average Shares Outstanding and Basic and Diluted Loss Per Common Share Attributable to Common Shareholders - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Shares Outstanding and the Basic and Diluted Loss Per Common Share Attributable to Common Shareholders [Abstract]
Net loss attributable to common shareholders	$ (5,981,334)	$ (13,440,062)	$ (11,336,623)	$ (14,801,040)	$ (20,071,529)	$ (5,815,824)
Weighted-average common shares outstanding – basic	496,849	32,570	202,354	21,092	24,001	11,875
Loss per common share attributable to common shareholders – basic	$ (12.04)	$ (412.65)	$ (56.02)	$ (701.74)	$ (768.34)	$ (489.75)